Stockholder's Equity - Additional Information (Detail)			1 Months Ended	9 Months Ended
	Feb. 04, 2021 $ / shares	Feb. 02, 2021 shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 30, 2021 shares	Jun. 22, 2021 $ / shares	Mar. 31, 2021 shares	Feb. 21, 2021 shares	Jan. 26, 2021 shares	Jan. 25, 2021 shares	Dec. 30, 2020 shares	Dec. 31, 2019 $ / shares shares
Stock holders Equity Note [Line Items]
Common stock, authorized (in shares)			100,000,000	93,000,000					93,000,000	90,000,000	100,000,000	75,000,000	75,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001									$ 0.0001
Common stock, issued (in shares)			11,066,936	11,798,521								15,553,235	14,859,315
Common stock, outstanding (in shares)			11,066,936	11,798,521									14,859,315
Outstanding (in shares)			61,414,002	64,472,667
Thimble Point Acquisition Corp.
Stock holders Equity Note [Line Items]
Preferred stock, authorized (in shares)			1,000,000	1,000,000	1,000,000
Preferred stock, Par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued (in shares)			0	0	0
Preferred stock, outstanding (in shares)			0	0	0
Price per share (in dollars per share) | $ / shares	$ 10.00		$ 10.00	$ 10.00			$ 9.89
Number of consecutive trading days for determining share price			20 days	20 days
Percentage of capital raised for business combination to total equity proceeds			60.00%	60.00%
Outstanding (in shares)			0	27,600,000
Stock split effected		0.012
Thimble Point Acquisition Corp. | Founder Shares [Member]
Stock holders Equity Note [Line Items]
Common stock, issued (in shares)		6,900,000
Common stock, outstanding (in shares)		6,900,000
Founder shares outstanding		6,900,000
Stock split effected		0.012
Founder shares issued		6,900,000
Thimble Point Acquisition Corp. | Share price more than or equals to 18 USD [Member]
Stock holders Equity Note [Line Items]
Class of warrants, redemption notice period			30 days	30 days
Number of consecutive trading days for determining share price			20 days	20 days
Number of trading days for determining share price			30 days	30 days
Thimble Point Acquisition Corp. | Share price less than or equals to 18 USD [Member]
Stock holders Equity Note [Line Items]
Class of warrants, redemption price per unit | $ / shares			$ 0.10	$ 0.10
Class of warrants, redemption notice period			30 days	30 days
Price per share (in dollars per share) | $ / shares			$ 18.00	$ 18.00
Number of consecutive trading days for determining share price			20 days	20 days
Number of trading days for determining share price			30 days	30 days
Class of warrants, exercise price adjustment percentage			180.00%	180.00%
Thimble Point Acquisition Corp. | Share Price Less Than Or Equals To USD Nine Point Two
Stock holders Equity Note [Line Items]
Price per share (in dollars per share) | $ / shares			$ 9.20	$ 9.20
Class of warrants, exercise price adjustment percentage			115.00%	115.00%
Thimble Point Acquisition Corp. | IPO [Member]
Stock holders Equity Note [Line Items]
Percentage of number of shares of common stock outstanding			20.00%	20.00%
Price per share (in dollars per share) | $ / shares	$ 10.00
Thimble Point Acquisition Corp. | Class A Common Stock
Stock holders Equity Note [Line Items]
Common stock, authorized (in shares)			200,000,000	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Voting rights			one	one
Common stock, issued (in shares)			0	27,600,000	0
Common stock, outstanding (in shares)			0	27,600,000	0
Common stock, Conversion basis	Each Unit consists of one share of the Company’s Class A common stock and one-third of one redeemable warrant
Price per share (in dollars per share) | $ / shares			$ 18.00	$ 18.00
Outstanding (in shares)			0	27,600,000
Thimble Point Acquisition Corp. | Class A Common Stock | Share price more than or equals to 18 USD [Member]
Stock holders Equity Note [Line Items]
Price per share (in dollars per share) | $ / shares			$ 18.00	$ 18.00
Thimble Point Acquisition Corp. | Class A Common Stock | Share price less than or equals to 18 USD [Member]
Stock holders Equity Note [Line Items]
Price per share (in dollars per share) | $ / shares			10.00	10.00
Thimble Point Acquisition Corp. | Class A Common Stock | Share Price Less Than Or Equals To USD Nine Point Two
Stock holders Equity Note [Line Items]
Price per share (in dollars per share) | $ / shares			$ 9.20	$ 9.20
Thimble Point Acquisition Corp. | Class A Common Stock | IPO [Member]
Stock holders Equity Note [Line Items]
Outstanding (in shares)				207,372,020
Thimble Point Acquisition Corp. | Common Class B [Member]
Stock holders Equity Note [Line Items]
Common stock, authorized (in shares)			20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Voting rights			one	one
Common stock, issued (in shares)			6,900,000	6,900,000	5,750,000
Common stock, outstanding (in shares)			6,900,000	6,900,000	5,750,000
Common stock, Conversion basis			one	one
Outstanding (in shares)			900,000
Founder shares outstanding			6,900,000	6,900,000		6,900,000		6,900,000
The Sponsor | The Company
Stock holders Equity Note [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					20.00%
Public Warrants [Member] | Thimble Point Acquisition Corp.
Stock holders Equity Note [Line Items]
Warrants exercisable term from the closing of IPO			12 months	12 months
Class of warrants, redemption price per unit | $ / shares			$ 0.01	$ 0.01
Minimum lock In period to become effective after the closing of the initial Business Combination			60 days	60 days
Minimum lock In period For SEC Registration From Date Of Business Combination			15 days	15 days
Number of warrants or rights outstanding				5 years	5 years
Warrant exercisable for cash or on a cashless basis			0	0
Public Warrants exercisable, Terms			30 days	30 days
Public Warrants [Member] | Thimble Point Acquisition Corp. | Share price more than or equals to 18 USD [Member]
Stock holders Equity Note [Line Items]
Price per share (in dollars per share) | $ / shares				$ 18.00	$ 18.00
Private Placement Warrants | Thimble Point Acquisition Corp.
Stock holders Equity Note [Line Items]
Minimum lock In period for transfer, assign or sell warrants after completion of IPO			30 days	30 days